DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
12	DERIVATIVE FINANCIAL INSTRUMENTS

Bunker swaps - analysed between:
	2020	2019
	US$’000	US$’000
Assets
Current assets	458	173

The Group has entered into a number of bunker swaps, as follows:

2020
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000

January 2021 to February 2021	0.5% FOB Singapore	276.0	1,400	386	160
January 2021 to May 2021	0.5% FOB Singapore	311.3	1,500	467	118
January 2021 to May 2021	0.5% FOB Rotterdam	298.5	2,500	746	180
				1,599	458

2019
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000

March 2020	Rott 0.5% Brg	471.3	600	283	40
January 2020 to February 2020	GO 10ppm	75.7	505	38	22
January 2020 to June 2020	ICE LS GasOil	566.5	2,400	1,360	111
				1,681	173